UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2022

Date of reporting period:	2/28/2022

Item 1 – Reports to Stockholders

PGIM NATIONAL MUNI FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM National Muni Fund informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM National Muni Fund

April 15, 2022

PGIM National Muni Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 2/28/22
		(with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception(%)

Class A	-3.55	-4.54	1.99	2.48	—

Class C	-3.95	-3.14	1.84	2.02	—

Class Z	-3.44	-1.16	2.90	3.06	—

Class R6	-3.40	-1.09	N/A	N/A	2.79 (12/04/2017)

Bloomberg 1-15 Year Municipal Index

	-2.97	-1.12	2.71	2.60	—

Average Annual Total Returns as of 2/28/22 Since Inception (%)

Class R6
(12/04/2017)
Bloomberg 1-15 Year Municipal Index	2.70

*Not annualized

Since Inception returns are provided for any share class with less less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg 1-15 Year Municipal Index—The Bloomberg 1–15 Year Municipal Index (Index) is a subset of the Bloomberg US Municipal Index that covers the USD-denominated long-term tax-exempt bond market. The Bloomberg US Municipal Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Index contains bonds with maturities between 1 and 15 years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM National Muni Fund    5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	10.5

AA	42.0

A	33.9

BBB	11.0

CCC	0.2

Not Rated	1.5

Cash/Cash Equivalents	0.9

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

			Taxable Equivalent			Taxable Equivalent
	Total		30-Day Subsidized			30-Day Unsubsidized
	Dividends	SEC 30-Day	Yield*** at Federal		SEC 30-Day	Yield*** at Federal
	Paid for	Subsidized	Tax Rates of		Unsubsidized	Tax Rates of
	Six Months ($)	Yield* (%)	37.0%	40.8%	Yield** (%)	37.0%	40.8%

Class A	0.13	1.16	1.84	1.96	1.13	1.79	1.91

Class C	0.07	0.35	0.56	0.59	0.32	0.51	0.54

Class Z	0.15	1.44	2.29	2.43	1.37	2.17	2.31

Class R6	0.15	1.51	2.40	2.55	1.47	2.33	2.48

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM National Muni Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM National Muni Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 964.50	0.61%	$2.97

	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

Class C	Actual	$1,000.00	$ 960.50	1.46%	$7.10

	Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30

Class Z	Actual	$1,000.00	$ 965.60	0.36%	$1.75

	Hypothetical	$1,000.00	$1,023.01	0.36%	$1.81

Class R6	Actual	$1,000.00	$ 966.00	0.29%	$1.41

	Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.0%

MUNICIPAL BONDS

Alabama 3.0%

Alabama Pub. Sch. & Clg. Auth. Rev.,
Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,265	$1,538,691
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,665	4,070,189
Proj. No. 4, Series A-1 (Mandatory put date 12/01/25)	4.000(cc)	12/01/49	4,300	4,623,384
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	3,000	3,264,610
Proj. No. 6, Series B (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	9,750	10,552,621
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	2,000	2,314,433
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	534,184
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	535,924
Mobile Indl. Dev. Brd. Rev.,
Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	969,841
Selma Indl. Dev. Brd. Rev.,
Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,582,403
Southeast Energy Auth. Cooperative Dist. Rev.,
Proj. No. 2, Series B (Mandatory put date 12/01/31)	4.000(cc)	12/01/51	800	910,390

				30,896,670

Alaska 0.8%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	3,271,358
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,890,911
Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,567,936
Northern Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,204,269

				7,934,474

Arizona 3.1%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B, 3 Month LIBOR + 0.810%	0.954(c)	01/01/37	2,280	2,216,841
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000	02/01/28	1,000	1,185,398
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	786,059
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	369,266

See Notes to Financial Statements.

PGIM National Muni Fund    9

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Chandler Indl. Dev. Auth. Rev.,
Intel Corp., AMT (Mandatory put date 06/03/24)	5.000%(cc)	06/01/49	1,035	$1,114,087
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series A	5.000	01/01/41	1,000	1,167,648
Maricopa Cnty. Spl. HealthCare Dist.,
Series D, GO	5.000	07/01/28	850	1,022,076
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,419,241
Series A, AMT	5.000	07/01/47	2,000	2,248,616
Sr. Lien, AMT	5.000	07/01/48	2,000	2,274,960
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,255,958
Pima Cnty. Indl. Dev. Auth. Rev.,
Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	2,000	2,049,806
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,398,742
Series A, Rfdg.	4.000	01/01/38	2,000	2,205,678
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,800	3,437,040
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,542,232
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,490,605

				32,184,253

California 10.2%

Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,500	1,703,364
Anaheim Pub. Fing. Auth. Lease Rev.,
Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	3,860	4,147,777
Bay Area Toll Auth. Rev.,
Series F-1 (Pre-refunded date 04/01/27)(ee)	5.000	04/01/56	2,000	2,347,383
California Cnty. Tob. Secur. Agcy. Rev.,
Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	610	610,025
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Hlth. Sys., Series A, Rfdg.	5.000	08/15/51	3,000	3,663,333
Lucile Salter Packard Children’s Hosp. at Stanford,
Series A, Rfdg.(hh)	4.000	05/15/51	2,500	2,783,239
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,101,530
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,198,087
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 03/01/22)	0.120(cc)	12/01/29	10,435	10,435,000
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,750	3,155,179

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California Muni. Fin. Auth. Rev., (cont’d.)
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/23)	0.700%(cc)	12/01/44	1,000	$988,272
California St.,
GO	5.000	03/01/45	3,000	3,287,527
GO, Rfdg.	5.000	11/01/28	2,660	3,225,267
GO, Rfdg.	5.000	08/01/45	500	554,242
GO, Rfdg.	5.000	08/01/46	1,500	1,704,738
Var. Purp., GO	5.000	04/01/42	7,000	7,020,742
Var. Purp., GO	5.250	04/01/35	1,250	1,254,073
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,381,736
California St. Pub. Wks. Brd. Lease Rev.,
Forward Delivery, Series A, Rfdg.	5.000	02/01/28	2,360	2,812,182
Series C, Rfdg.(hh)	5.000	08/01/28	875	1,014,071
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/28	3,255	3,837,364
Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/29	1,400	1,645,706
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/30	1,820	2,199,771
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/33	3,050	3,687,644
Series A-1, Rfdg. (Pre-refunded date 06/01/28)(ee)	5.000	06/01/35	1,545	1,868,026
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,646,757
Series A	5.500	11/15/37	1,000	1,356,423
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,080,661
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,596,603
Sr. Series C, AMT	5.000	05/15/28	1,075	1,264,903
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,157,468
Sub. Priv. Activ., Series A, AMT	5.000	05/15/45	4,000	4,853,928
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series B	5.000	07/01/34	2,500	2,624,842
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,000	3,024,976
Pittsburg Redev. Agcy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	1.672(t)	08/01/25	2,000	1,889,129
Port of Oakland Rev.,
Sr. Lien, Series P, Rfdg., AMT (Pre-refunded date 05/01/33)(ee)	5.000	05/01/33	1,750	1,760,584
Riverside Cnty. Pub. Fing. Auth. Rev.,
Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,139,311

See Notes to Financial Statements.

PGIM National Muni Fund    11

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded 07/01/23)(ee)	5.000%	07/01/43	2,000	$2,102,933
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/38	1,000	1,052,100
San Diego Cnty. Wtr. Auth. Rev.,
Green Bond, Series A, Rfdg.	5.000	05/01/28	750	907,557
San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,041,765
Series A, Rfdg., AMT	5.000	05/01/31	3,000	3,716,812
Walnut Energy Ctr. Auth. Rev.,
Rfdg.	5.000	01/01/34	800	867,342

				104,710,372

Colorado 2.5%

Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	2,035,814
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,525,422
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	3,001,733
Commonspirit Hlth., Series B-2 (Mandatory put date 02/01/26)	5.000(cc)	08/01/49	2,465	2,762,592
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	1,500	1,576,289
Colorado Springs Co. Util. Sys. Rev.,
Series C	5.000	11/15/27	1,000	1,190,848
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,248,223
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,708,967
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,174,866
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,511,656
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,366,177
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,534,853
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A,
Rfdg.	5.000	07/15/28	400	473,188
Denver Transit Partners Eagle P3 Proj., Series A,
Rfdg.	5.000	07/15/29	400	480,842

				25,591,470

Connecticut 2.5%
Connecticut St.,
Forward Delivery Social Bonds, Series D, GO, Rfdg.	5.000	07/15/28	4,500	5,398,189
Series 2021-A, GO	4.000	01/15/28	1,500	1,696,393

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Connecticut (cont’d.)

Connecticut St., (cont’d.)
Series A, GO	4.000%	01/15/33	2,000	$2,293,955
Series A, GO	5.000	01/15/32	2,000	2,454,267
Series B, GO, Rfdg.	5.000	05/15/25	2,050	2,281,208
Series C, GO	5.000	06/15/28	1,200	1,436,927
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	974,445
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,339,783
Connecticut St. Spl. Tax Rev.,
Series A	5.000	05/01/28	2,500	2,991,577
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/27	1,325	1,548,732
Trans. Infrast., Series A	5.000	01/01/38	2,000	2,345,239

				25,760,715

Delaware 0.1%

Delaware Trans. Auth. Rev.,
Rfdg.	5.000	07/01/28	1,150	1,386,825

District of Columbia 2.3%

Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,445,971
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,524,193
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	905,907
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	772,685
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,424,585
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll
Road Rev.,
Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,345,278
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,815,080
Rfdg., AMT	5.000	10/01/26	3,735	4,239,491
Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,539,941
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,550,287
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,070,311
Washington Metropolitan Area Trans. Auth. Rev.,
Green Bond, Series A	5.000	07/15/28	1,960	2,370,043

				24,003,772

See Notes to Financial Statements.

PGIM National Muni Fund    13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida 8.1%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000%	10/01/45	3,000	$3,267,309
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,594,434
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,469,841
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,202,032
Sr. Lien, Rfdg., AGM	5.000	07/01/28	3,000	3,594,978
Sr. Lien, Series D	5.000	07/01/29	780	953,295
Citizens Ppty. Ins., Inc. Rev.,
Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,010,655
Cityplace CDD.,
Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,091,020
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	524,739
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,053,497
Florida Dev. Fin. Corp. Rev.,
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	632,489
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,388,752
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,615,293
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,729,499
Series A, AMT	4.000	10/01/52	4,500	4,929,092
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT	5.000	10/01/25	1,270	1,340,521
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,144,466
JEA Elec. Sys. Rev.,
Sub. Series A, Rfdg.	5.000	10/01/28	9,000	10,835,764
Lee Cnty. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,528,752
Miami Beach Redev. Agcy.,
Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,597,834
Miami Dade Cnty. Wtr. & Swr. Sys. Rev.,
Series B, Rfdg., AGM	5.250	10/01/22	5,145	5,278,588
Sub. Series	5.000	10/01/27	2,215	2,617,967
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,100	2,406,252
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,122,436
Orlando Util. Commn. Rev.,
Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	3,408,748

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000%	12/01/31	500	$548,527
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarasota Mem. Hosp.	4.000	07/01/48	2,860	3,150,413
Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,405,384
South Miami Hlth. Facs. Auth., Inc. Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,244,538
Tampa Hlth. Sys. Rev.,
Baycare Hlth. Sys., Series A, Rfdg.	5.000	11/15/33	3,090	3,113,232
Village CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	315	347,134
Spl. Assmt., Rfdg.	4.000	05/01/28	325	357,978
Spl. Assmt., Rfdg.	4.000	05/01/29	340	373,787
Village CDD No. 7,
Spl. Assmt., Rfdg.	4.000	05/01/23	1,035	1,067,102
Village CDD No. 10,
Spl. Assmt.	4.500	05/01/23	320	320,783
Village CDD No. 13,
Spl. Assmt.	3.375	05/01/34	490	507,034
Spl. Assmt., 144A	2.625	05/01/30	1,000	988,660

				83,762,825

Georgia 2.2%

Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/29	830	1,008,364
Series B, Rfdg., AMT	5.000	07/01/30	1,500	1,852,768
Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.000	07/01/29	1,250	1,536,144
Main Street Natural Gas, Inc. Rev.,
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,125	1,200,972
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	5,420,425
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,000	1,115,488
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,240	3,377,276
Monroe Cnty. Dev. Auth. Rev.,
GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	1,006,799
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,050	2,179,193
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,594,852

See Notes to Financial Statements.

PGIM National Muni Fund    15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)
Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000%	04/01/44	2,120	$2,287,334

				22,579,615

Hawaii 1.4%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,087,386
Series A, AMT	5.000	07/01/48	3,000	3,409,202
Series A, AMT	5.000	07/01/51	5,000	6,010,467
Hawaii St. Dept. Budget & Fin. Rev.,
Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,712,274
Hawaii St. Hwy. Fd. Rev.,
Hwy. Imps.	5.000	01/01/41	1,000	1,244,195

				14,463,524

Illinois 11.4%
Chicago Brd. of Ed.,
Series C, GO, Rfdg.	5.000	12/01/22	1,500	1,536,389
Chicago Brd. of Ed. Rev.,
Spl. Tax	5.000	04/01/46	1,000	1,116,848
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,429,021
Series B, Rfdg.	5.000	01/01/32	1,500	1,641,270
Sr. Lien, Series D	5.250	01/01/42	2,000	2,288,601
Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,430,671
Chicago Wstewtr. Transmn. Rev., 2nd Lien	5.000	01/01/39	2,550	2,689,595
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	389,116
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	450	492,687
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,173,904
2nd Lien, Series A	5.000	01/01/47	1,000	1,134,235
Chicago Wtrwks. Rev., 2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,358,189
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,789,491
2nd Lien, Series A-1	5.000	11/01/27	510	590,777
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,729,297
Chicago, IL,
Series A, GO, Rfdg.	4.000	01/01/36	4,000	4,275,719
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	2,016,547

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Chicago, IL, (cont’d.)
Series C, GO, Rfdg.	5.000%	01/01/24	340	$360,968
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,110,160
Cook Cnty.,
Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,256,890
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,721,388
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,332,058
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,446,800
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	1,300	1,468,022
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,690,223
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/28	1,955	2,353,491
Illinois St.,
GO	5.000	02/01/24	1,195	1,273,134
GO	5.000	11/01/30	500	561,372
GO	5.000	04/01/31	1,000	1,062,504
GO	5.250	02/01/29	2,000	2,126,473
GO, Rfdg.	5.000	08/01/24	2,000	2,038,495
GO, Rfdg.	5.000	02/01/25	1,315	1,434,451
Series A, GO	5.000	04/01/22	1,730	1,735,948
Series A, GO	5.000	12/01/39	2,500	2,792,312
Series A, GO, Rfdg.	5.000	10/01/28	750	870,388
Series C, GO	5.000	11/01/29	1,000	1,133,415
Series D, GO	5.000	11/01/22	1,950	2,002,167
Series D, GO	5.000	11/01/23	3,730	3,948,190
Series D, GO	5.000	11/01/26	6,150	6,924,512
Series D, GO	5.000	11/01/27	2,210	2,526,098
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,944,038
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,218,552
Series C	5.000	01/01/39	2,000	2,189,149
Sr. Rev. Bonds, Series A, Rfdg.	5.000	01/01/28	5,000	5,939,209
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,150	3,892,673
Metropolitan Pier & Exposition Auth. Dedicated St. Tax
Rev.,
McCormick Place Expansion, Series A, CABS, NATL	2.865(t)	12/15/34	10,000	6,948,898
McCormick Place Expansion, Series A, CABS, NATL	2.991(t)	06/15/37	7,500	4,762,647
Metropolitan Wtr. Reclamation Dist. of Grtr. Chicago,
Green Bond, Series A, GO	4.000	12/01/51	1,000	1,131,768

See Notes to Financial Statements.

PGIM National Muni Fund    17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded	5.000%	06/01/27	1,440	$1,623,526
Tob. Set. Funded	5.000	06/01/28	1,100	1,239,069
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/37	3,605	3,871,876
Sales Tax Secur. Corp. Rev., 2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,525,833
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,785,893
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,053,618

				117,378,565

Indiana 1.0%

Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,577,442
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg.,
AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	604,758
Indianapolis Loc. Pub. Impvt. Bank Rev.,
Courthouse & Jail Proj., Series A, Rfdg.	4.000	02/01/44	4,250	4,666,849
Whiting, IN Rev.,
BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,282,163

				10,131,212

Iowa 0.9%

PEFA, Inc. Gas Proj. Rev.,
Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	7,815	8,802,557

Kansas 0.2%

Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys.
Rev.,
Impvt., Series A	5.000	09/01/45	2,170	2,386,308

Kentucky 2.3%

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,663,827
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,591,288
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	10,530	11,587,166

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky (cont’d.)

Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700%(cc)	06/01/40	1,000	$992,343
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,561,438
Trimble Cnty. Elec. Pwr. & Lt. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg.,
AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,167,538

				23,563,600

Louisiana 0.6%

Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	11,211
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,193,655
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,214,105
Louisiana St. Hwy. Impt. Rev.,
Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,358,657

St. Charles Parish Gulf Zone Opp. Zone Rev.,
Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,510,943

				6,288,571

Maine 0.3%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,399,202
Maine Hlth., Series A	5.000	07/01/28	1,140	1,358,006

				2,757,208

Maryland 0.5%

Maryland St. Dept. of Trans. Rev.,
Series 2022B, Rfdg.(hh)	5.000	12/01/28	1,000	1,165,213
Maryland St. Trans. Auth. Rev.,
Series A, Rfdg.	5.000	07/01/28	1,280	1,543,539
Washington Suburban Sanitary Commn. Rev.,
Consol. Pub. Impvt., 2nd Series	4.000	06/01/40	2,150	2,344,615

				5,053,367

See Notes to Financial Statements.

PGIM National Muni Fund    19

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Massachusetts 0.6%
Massachusetts Bay Trans. Auth. Rev.,
Mass. Sales Tax, Series B, Rfdg., NATL	5.500%	07/01/27	1,325	$1,592,538
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,684,914
Massachusetts St. Port Auth. Rev.,
Series A, AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/42	1,000	1,014,204
Series A, Rfdg., AMT	5.000	07/01/27	320	372,751

				6,664,407

Michigan 1.0%
Michigan Fin. Auth. Rev.,
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,500	1,758,306
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,199,502
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,709,046
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	3,300,743
Wayne Cnty. Arpt. Auth. Rev.,
Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,540,802

				10,508,399

Minnesota 0.2%
Rochester Rev.,
Mayo Clnc.	4.000	11/15/48	2,000	2,169,423

Mississippi 0.0%
Mississippi Bus. Fin. Corp. Rev.,
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	514,058

Missouri 0.8%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,713,049
Series C, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/52	4,000	4,777,602

				8,490,651

Nebraska 1.2%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,698,762
Douglas Cnty. Hosp. Auth. No. 2 Rev.,
Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,418,768

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Nebraska (cont’d.)

Nebraska Pub. Pwr. Dist. Rev.,
Series C, Rfdg.	5.000%	01/01/30	2,050	$2,553,976
Omaha Pub. Pwr. Dist. Rev.,
Series A	4.000	02/01/51	3,000	3,378,225

				12,049,731

New Jersey 7.7%

Camden Cnty. Impvt. Auth. Rev.,
Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,556,577
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT
(Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,256,813
American Wtr. Co., Inc., Series B, Rfdg., AMT
(Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	999,101
Facs. Construction, Series NN, Rfdg. (Pre-refunded 03/01/23)(ee)	5.000	03/01/27	2,800	2,912,574
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT
(Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	596,336
Sch. Facs. Construction	5.000	06/15/29	1,500	1,785,204
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,261,343
Series BBB, Rfdg. (Pre-refunded date 12/15/26)(ee)	5.500	06/15/30	1,500	1,778,744
Unrefunded Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	150	155,030
New Jersey Edl. Facs. Auth. Rev.,
Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,685,790
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,742,753
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,158,444
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,817,696
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,052,048
New Jersey St. Sales Tax,
Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	4,865	5,897,907
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,628,316
Series A	5.000	01/01/48	2,155	2,528,231
Series A, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	1,912,313
Series A, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,115	1,131,225
Series B, Rfdg.	5.000	01/01/27	2,215	2,557,285
Series D, Rfdg.	5.000	01/01/28	2,150	2,464,911
Series E, Rfdg.	5.000	01/01/32	2,030	2,384,884
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.(hh)	5.000	06/15/27	1,200	1,366,592
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,518,955

See Notes to Financial Statements.

PGIM National Muni Fund    21

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Trans. Tr. Fd. Auth. Rev., (cont’d.)
Trans. Sys. Bond, Rfdg.	5.000%	12/15/26	500	$569,696
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,600	4,249,961
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,455,661
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	3,590	3,850,138
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,791,438
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,305	1,363,559
Series A, Rfdg.	5.000	06/01/25	2,345	2,585,759
Series A, Rfdg.	5.000	06/01/27	2,325	2,671,242
Series A, Rfdg.	5.000	06/01/28	2,595	3,035,921
Series A, Rfdg.	5.000	06/01/29	3,030	3,539,598
Series A, Rfdg.	5.000	06/01/37	2,000	2,290,326
Series A, Rfdg.	5.250	06/01/46	5,500	6,266,871

				79,819,242

New Mexico 0.4%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,424,902
Pub. Svcs. Co. of San Juan, Series C, Rfdg.
(Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	2,961,033

				4,385,935

New York 4.1%

Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,998,892
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	3,010,599
New York,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,150,589
Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,225,533
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Series A-1, Rfdg.	5.000	11/01/27	2,000	2,373,847
New York City Wtr. & Swr. Sys. Rev.,
Sub. Series CC-2	5.000	06/15/28	2,330	2,704,032
New York Liberty Dev. Corp. Rev.,
Series 1WTC, Rfdg.	4.000	02/15/43	2,500	2,742,239
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,161,229
Series A, Rfdg.	5.000	03/15/29	3,025	3,698,092

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York St. Environ. Facs. Corp. Rev.,
Clean Wtr. & Drinking Revolving Fds. Pooled Fing.,
Series B, ETM(ee)	5.500%	10/15/23	3,750	$4,003,054
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	885,059
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,068,490
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,781,268
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,139,959
Triborough Bridge & Tunnel Auth. Rev.,
Series A-1, Rfdg.	5.000	05/15/51	2,500	3,053,220
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	2,027,711
TSASC, Inc. Rev.,
Series A, Rfdg.	5.000	06/01/41	2,000	2,229,783
Util. Debt Secur. Auth. Rev.,
Series TE, Rfdg.	5.000	12/15/41	2,585	2,742,014

				41,995,610

North Carolina 0.6%
Charlotte Mecklenburg Hosp. Auth. Rev.,
Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000(cc)	01/15/50	1,100	1,328,233
North Carolina St. Rev.,
Grant Anticipation Rev.	5.000	03/01/28	1,000	1,191,724
North Carolina Tpke. Auth. Rev.,
BANS	5.000	02/01/24	3,000	3,203,577

				5,723,534

North Dakota 0.1%
Cass Cnty. Joint Wtr. Resource Dist.,
Series A, GO	0.480	05/01/24	1,000	968,513

Ohio 5.2%
Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	544,218
Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,368,724
American Muni. Pwr., Inc. Rev.,
Prairie St. Energy Campus Proj., Series A, Rfdg.	5.000	02/15/30	2,225	2,756,706

See Notes to Financial Statements.

PGIM National Muni Fund    23

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000%	06/01/28	3,485	$4,108,570
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	1,125	1,363,916
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	4,758,041
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,480	4,146,810
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,128,584
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,123,049
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,604,149
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,241,986
Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,467,129
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	506,968
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT
(Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,517,326
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B
(Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	729,878
Ohio St.,
Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,168,570
Ohio St. Higher Edl. Facs. Commn. Rev.,
Cleveland Clnc. Hlth. Sys. Oblig., Series A-1, Rfdg.
(Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,068,588
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	4.000	01/01/36	2,500	2,794,412
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,795	3,322,125
Grant Anticipation Rev. Vehicle, Series 1-A	5.000	12/15/28	800	976,632
Ohio Turnpike & Infrast. Commn. Rev.,
Jr. Lien Infrast. Proj., Series A, Rfdg.(hh)	5.000	02/15/29	1,000	1,163,721
Ohio Wtr. Dev. Auth. Rev.,
Rfdg.	5.000	06/01/46	5,000	6,295,909

				53,156,011

Oklahoma 1.2%

Oklahoma Dev. Fin. Auth. Rev.,
Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,500,805
Oklahoma Tpke. Auth. Rev., 2nd Sr. Series A, Rfdg.	5.000	01/01/28	2,340	2,789,530
Series A	4.000	01/01/48	2,000	2,197,027
Series A	5.000	01/01/42	3,000	3,378,338

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Oklahoma (cont’d.)

Stillwater Util. Auth. Rev.,
Series A	5.000%	10/01/39	1,865	$2,027,126

				11,892,826

Oregon 0.2%

Oregon Hlth. & Science Univ. Rev.,
Series B-1, Rfdg. (Mandatory put date 02/01/30)	5.000(cc)	07/01/46	2,000	2,465,368

Pennsylvania 5.2%

Allegheny Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	01/01/27	2,000	2,276,678
Bucks Cnty. Indl. Dev. Auth. Rev.,
Grand View Hosp. Proj.	5.000	07/01/25	350	384,702
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,280	2,536,140
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	1,280	1,519,294
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,095	1,278,998
Delaware Vlly. Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	2,200	2,679,539
Geisinger Auth. Rev.,
Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,260,585
Gen. Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Series A, Rfdg.
(Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,254,408
Lehigh Cnty. Gen. Purp. Auth. Rev.,
Lehigh Vlly. Academy Regl. Chrt. Sch.	4.000	06/01/57	1,445	1,558,895
Luzerne Cnty. Indl. Dev. Auth. Rev.,
Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,307,686
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT
(Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,207,598
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,498,241
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,000	2,352,290
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000	12/01/38	1,000	1,093,101
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,660,840
Series A-2, Rfdg.	5.000	12/01/26	895	1,038,164
Series A-2, Rfdg.	5.000	12/01/28	870	1,031,178

See Notes to Financial Statements.

PGIM National Muni Fund    25

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Pennsylvania Tpke. Commn. Rev., (cont’d.)
Series B	5.000%	12/01/45	7,000	$7,775,245
Sub. Series A-1	5.000	12/01/25	1,425	1,597,786
Sub. Series B, Rfdg.	5.000	06/01/29	1,860	2,106,055
Sub. Series B-1	5.250	06/01/47	2,000	2,302,687
Philadelphia Arpt. Rev.,
Priv. Activ., Rfdg., AMT	5.000	07/01/27	1,125	1,306,304
Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,185,919
Children’s Hosp. Proj., Series A, Rfdg.	5.000	07/01/28	1,425	1,716,700
Philadelphia Gas Wks. Co. Rev., 16th Series A, AGM	5.000	08/01/28	625	747,882
16th Series A, AGM	5.000	08/01/29	1,000	1,219,652
Philadelphia, Wtr. & Wstewtr. Rev.,
Series A	5.000	11/01/27	1,180	1,401,453
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev.,
Rfdg.	4.000	04/15/26	2,250	2,463,404

				53,761,424

Puerto Rico 1.5%

Puerto Rico Comnwlth. Aqu. & Swr. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	1,260	1,277,977
Sr. Lien, Series A	6.000	07/01/47	1,050	1,065,386
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	914,940
Restructured, Series A-1	5.000	07/01/58	4,413	4,923,481
Series A-1, CABS	2.267(t)	07/01/24	1,466	1,390,637
Series A-1, CABS	2.220(t)	07/01/27	6,342	5,636,494

				15,208,915

Rhode Island 1.0%

Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs.
Rev.,
Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,763,577
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/22	325	328,365
Series A, Rfdg.	5.000	06/01/24	680	733,084
Series A, Rfdg.	5.000	06/01/40	4,350	4,698,648

				10,523,674

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina 1.3%

South Carolina Ports Auth. Rev.,
AMT	4.000%	07/01/45	1,000	$1,044,512
South Carolina Pub. Svc. Auth. Rev.,
Exchange Bonds Santee Cooper, Series A	4.000	12/01/43	1,940	2,178,251
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,241,712
Series A, Rfdg.	5.000	12/01/29	1,300	1,439,577
Series A, Rfdg.	5.000	12/01/31	4,595	5,646,718

				13,550,770

South Dakota 0.1%

Edl. Enhancement Fdg. Corp. Rev.,

Series B, Rfdg. (Pre-refunded 06/01/23)(ee)	5.000	06/01/27	1,000	1,050,213

Tennessee 0.4%

Memphis Shelby Cnty. Arpt. Auth. Rev.,
Series A, AMT	5.000	07/01/25	830	915,447
Tennessee Energy Acq. Corp. Gas Rev.,
Series A	5.250	09/01/26	2,605	2,945,228

				3,860,675

Texas 7.1%

Board of Regents of the Univ. of Texas Sys. Rev.,
Series B, Rfdg.	5.000	08/15/29	2,100	2,608,555
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	1,250	1,351,890
Series C	5.000	01/01/27	800	896,755
Sr. Lien, Series A (Pre-refunded 07/01/25)(ee)	5.000	01/01/40	1,395	1,563,788
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,120,995
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,000	1,199,202
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,057,453
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,080,243
Idea Pub. Sch., Series T, PSFG	4.000	08/15/47	3,515	4,014,717
Dallas Hotel Occupancy Tax Rev.,
Rfdg.	4.000	08/15/28	1,010	1,113,406
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,355	1,588,532
Series A, Rfdg.	5.000	11/01/25	1,250	1,404,253
Series A, Rfdg.	5.000	11/01/26	1,375	1,579,182

See Notes to Financial Statements.

PGIM National Muni Fund    27

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Dallas-Fort Worth Int’l. Arpt. Rev., (cont’d.)
Series B, Rfdg.	5.000%	11/01/26	1,420	$1,632,465
Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,093,422
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 03/01/22)	0.110(cc)	06/01/30	300	300,000
ExxonMobil Proj., FRDD (Mandatory put date 03/01/22)	0.120(cc)	09/01/25	7,270	7,270,000
ExxonMobil Proj., FRDD (Mandatory put date 03/01/22)	0.120(cc)	12/01/25	410	410,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 03/01/22)	0.110(cc)	06/01/30	650	650,000
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Med. Facs. Mtg., Baylor Clg. of Medicine, Series A,
Rfdg. (Mandatory put date 07/01/24)	0.724(cc)	11/15/46	2,000	1,999,075
Mem. Hermann Hlth. Sys., Series C-3, Rfdg.
(Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,380	2,750,709
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,160	1,266,892
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/31)	5.000(cc)	10/01/51	2,130	2,704,535
Harris Cnty. Toll Road Auth. Rev.,
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,509,592
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	5,640	5,720,731
Sub. Lien, Series B, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	2,000	2,029,168
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	2,000	2,321,754
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,349,553
Matagorda Cnty. Navigation Dist. No. 1 Rev.,
Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,238,640
North Texas Twy. Auth. Rev., 1st Tier, Series A, Rfdg.	5.000	01/01/28	785	884,581
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,438,207
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,565	1,810,502
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,295	1,533,249
Series A, Rfdg.	5.000	01/01/26	505	538,770
Series B, Rfdg.	5.000	01/01/45	2,000	2,171,137

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Port Auth. of Houston of Harris Cnty. Texas Rev.,
Arpt. & Marina Imps.	5.000%	10/01/51	4,000	$5,040,035
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	538,749
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,624,207

				73,404,944

Utah 2.2%

Cnty. of Utah Rev.,
IHC Hlth. Serv., Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,545,519
IHC Hlth. Serv., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	6,800	7,815,940
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/23	2,000	2,093,904
Series A, AMT	5.000	07/01/28	2,070	2,420,756
Series A, AMT	5.000	07/01/51	2,000	2,372,189
Series A, AMT	5.250	07/01/48	2,000	2,311,269

				22,559,577

Virginia 1.4%

Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,175	2,191,218
Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	3,000	3,268,007
Hampton Roads Trans. Accountability Commn. Rev.,
BANS, Sr. Lien, Series A	5.000	07/01/26	3,910	4,482,593
Norfolk Econ. Dev. Auth. Rev.,
Sentara Healthcare, Series B, Rfdg.	4.000	11/01/48	2,000	2,190,776
Virginia Small Bus. Fing. Auth. Rev.,
Sr. Lien Elizabeth River Crossing Opco, LLC Proj.
Rfdg.(hh)	4.000	01/01/30	1,750	1,907,676
Wise Cnty. Indl. Dev. Auth. Rev.,
VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	742,297

				14,782,567

Washington 2.1%

King Cnty.,
Series A, GO	5.000	01/01/28	1,000	1,197,483
Port of Seattle Rev.,
Intermediate Lein Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/28	1,500	1,772,343

See Notes to Financial Statements.

PGIM National Muni Fund    29

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)

Port of Seattle Rev., (cont’d.)
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000%	08/01/46	2,000	$2,387,355
Series A, AMT	5.000	05/01/43	1,500	1,693,842
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A (Pre-refunded date 12/01/23)(ee)	5.000	12/01/37	1,000	1,068,170
Univ. of Washington Rev.,
Forward Delivery, Series C, Rfdg.	5.000	04/01/31	1,250	1,558,504
Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,410	1,748,039
Forward Delivery, Series C, Rfdg.	5.000	04/01/34	1,000	1,233,068
Forward Delivery, Series C, Rfdg.	5.000	04/01/35	2,000	2,460,473
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	748,438
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,899,544
Seattle Children’s Hosp., Series A (Pre-refunded date 10/01/22)(ee)	5.000	10/01/42	2,300	2,357,565

				21,124,824

West Virginia 0.7%
West Virginia Econ. Dev. Auth. Rev.,
Wheeling Pwr. Co. Mitchell Proj., Rmkt., Series A,
Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	500,841
West Virginia Hosp. Fin. Auth. Rev.,
Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000	01/01/43	1,000	1,145,959
West Virginia Prkwys. Auth. Rev.,
Sr. Lien	5.000	06/01/47	2,500	3,056,006
Sr. Tpke. Toll	4.000	06/01/47	1,970	2,144,270

				6,847,076

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 0.3%

Pub. Fin. Auth. Rev.,
Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000	%(cc)	10/01/41	1,500	$1,760,828
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000		11/15/43	1,500	1,654,132

					3,414,960

TOTAL INVESTMENTS 100.0%
(cost $1,010,513,735)					1,030,529,230
Liabilities in excess of other assets(z) (0.0)%					(448,147)

NET ASSETS 100.0%					$1,030,081,083

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

CDD—Community Development District

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PSFG—Permanent School Fund Guarantee

Rfdg—Refunding

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2022.

See Notes to Financial Statements.

PGIM National Muni Fund    31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
65	20 Year U.S. Treasury Bonds	Jun. 2022	$10,184,688	$(134,558)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$574,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$30,896,670	$—
Alaska	—	7,934,474	—
Arizona	—	32,184,253	—
California	—	104,710,372	—
Colorado	—	25,591,470	—
Connecticut	—	25,760,715	—
Delaware	—	1,386,825	—
District of Columbia	—	24,003,772	—
Florida	—	83,762,825	—
Georgia	—	22,579,615	—
Hawaii	—	14,463,524	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Illinois	$—	$117,378,565	$—
Indiana	—	10,131,212	—
Iowa	—	8,802,557	—
Kansas	—	2,386,308	—
Kentucky	—	23,563,600	—
Louisiana	—	6,288,571	—
Maine	—	2,757,208	—
Maryland	—	5,053,367	—
Massachusetts	—	6,664,407	—
Michigan	—	10,508,399	—
Minnesota	—	2,169,423	—
Mississippi	—	514,058	—
Missouri	—	8,490,651	—
Nebraska	—	12,049,731	—
New Jersey	—	79,819,242	—
New Mexico	—	4,385,935	—
New York	—	41,995,610	—
North Carolina	—	5,723,534	—
North Dakota	—	968,513	—
Ohio	—	53,156,011	—
Oklahoma	—	11,892,826	—
Oregon	—	2,465,368	—
Pennsylvania	—	53,761,424	—
Puerto Rico	—	15,208,915	—
Rhode Island	—	10,523,674	—
South Carolina	—	13,550,770	—
South Dakota	—	1,050,213	—
Tennessee	—	3,860,675	—
Texas	—	73,404,944	—
Utah	—	22,559,577	—
Virginia	—	14,782,567	—
Washington	—	21,124,824	—
West Virginia	—	6,847,076	—
Wisconsin	—	3,414,960	—

Total	$—	$1,030,529,230	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(134,558)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM National Muni Fund    33

Schedule of Investments  (unaudited) (continued)

as of February 28, 2022

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

Transportation	23.7%
Healthcare	14.3
General Obligation	8.9
Pre-pay Gas	8.7
Special Tax/Assessment District	8.2
Tobacco Appropriated	6.1
Pre-Refunded	6.1
Power	6.1
Education	5.2
Corporate Backed IDB & PCR	5.1

Water & Sewer	4.5%
Lease Backed Certificate of Participation	2.9
Development	0.2

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	—	$—	Due from/to broker-variation margin futures	$134,558	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$577,412

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(170,894)

For the six months ended February 28, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$11,146,761

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2022.

See Notes to Financial Statements.

PGIM National Muni Fund    35

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2022

Assets

Unaffiliated investments (cost $1,010,513,735)	$1,030,529,230
Cash	37,381
Interest receivable	10,073,609
Receivable for investments sold	2,682,462
Receivable for Fund shares sold	2,614,213
Deposit with broker for centrally cleared/exchange-traded derivatives	574,000
Prepaid expenses	3,709

Total Assets	1,046,514,604

Liabilities

Payable for investments purchased	11,403,442
Payable for Fund shares purchased	4,319,598
Management fee payable	203,021
Due to broker—variation margin futures	176,719
Distribution fee payable	135,330
Accrued expenses and other liabilities	87,347
Dividends payable	82,829
Affiliated transfer agent fee payable	25,235

Total Liabilities	16,433,521

Net Assets	$1,030,081,083

Net assets were comprised of:
Common stock, at par	$703,539
Paid-in capital in excess of par	1,021,482,070
Total distributable earnings (loss)	7,895,474

Net assets, February 28, 2022	$1,030,081,083

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($624,811,063 ÷ 42,662,317 shares of common stock issued and outstanding)	$14.65
Maximum sales charge (3.25% of offering price)	0.49

Maximum offering price to public	$15.14

Class C

Net asset value, offering price and redemption price per share, ($18,163,159 ÷ 1,237,569 shares of common stock issued and outstanding)	$14.68

Class Z

Net asset value, offering price and redemption price per share, ($167,863,560 ÷ 11,471,978 shares of common stock issued and outstanding)	$14.63

Class R6

Net asset value, offering price and redemption price per share, ($219,243,301 ÷ 14,982,051 shares of common stock issued and outstanding)	$14.63

See Notes to Financial Statements.

PGIM National Muni Fund    37

Statement of Operations  (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)

Interest income	$12,475,033

Expenses
Management fee	1,548,474
Distribution fee(a)	911,221
Transfer agent’s fees and expenses (including affiliated expense of $ 74,409)(a)	291,985
Registration fees(a)	63,283
Custodian and accounting fees	45,912
Audit fee	19,414
Shareholders’ reports	16,801
Legal fees and expenses	11,666
Directors’ fees	8,839
SEC registration fees	402
Miscellaneous	14,618

Total expenses	2,932,615
Less: Fee waiver and/or expense reimbursement(a)	(175,249)
Custodian fee credit	(79)

Net expenses	2,757,287

Net investment income (loss)	9,717,746

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(2,040,829)
Futures transactions	577,412

(1,463,417)

Net change in unrealized appreciation (depreciation) on:
Investments	(46,298,398)
Futures	(170,894)

(46,469,292)

Net gain (loss) on investment transactions	(47,932,709)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(38,214,963)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	815,686	95,535	—	—
Transfer agent’s fees and expenses	201,592	7,655	82,077	661
Registration fees	18,270	8,846	16,498	19,669
Fee waiver and/or expense reimbursement	(71,237)	(2,086)	(57,166)	(44,760)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2022	Year Ended August 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$9,717,746	$20,039,109
Net realized gain (loss) on investment transactions	(1,463,417)	1,794,772
Net change in unrealized appreciation (depreciation) on investments	(46,469,292)	11,313,965

Net increase (decrease) in net assets resulting from operations	(38,214,963)	33,147,846

Dividends and Distributions
Distributions from distributable earnings
Class A	(5,625,920)	(13,233,417)
Class C	(83,124)	(266,160)
Class Z	(1,699,822)	(2,861,580)
Class R6	(2,283,068)	(3,730,917)

	(9,691,934)	(20,092,074)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	127,629,671	346,318,268
Net asset value of shares issued in reinvestment of dividends and distributions	9,137,543	18,559,509
Cost of shares purchased	(138,509,178)	(123,863,243)

Net increase (decrease) in net assets from Fund share transactions	(1,741,964)	241,014,534

Total increase (decrease)	(49,648,861)	254,070,306

Net Assets:

Beginning of period	1,079,729,944	825,659,638

End of period	$1,030,081,083	$1,079,729,944

See Notes to Financial Statements.

PGIM National Muni Fund    39

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.32		$15.10	$15.27	$14.59	$15.00	$15.52
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.31	0.40	0.47	0.49	0.52
Net realized and unrealized gain (loss) on investment transactions	(0.67)		0.22	(0.15)	0.68	(0.40)	(0.52)
Total from investment operations	(0.54)		0.53	0.25	1.15	0.09	-
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.31)	(0.42)	(0.47)	(0.50)	(0.52)
Net asset value, end of period	$14.65		$15.32	$15.10	$15.27	$14.59	$15.00
Total Return(b):	(3.55)%		3.58%	1.69%	8.08%	0.61%	0.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$624,811		$673,470	$606,460	$549,601	$517,433	$567,228
Average net assets (000)	$657,957		$642,658	$569,886	$517,732	$541,097	$576,650
Ratios to average net assets(c):
Expenses after waivers and/or expense
reimbursement	0.61	%(d)	0.61%	0.76%	0.85%	0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.63%	0.76%	0.85%	0.83%	0.84%
Net investment income (loss)	1.73	%(d)	2.05%	2.67%	3.23%	3.35%	3.51%
Portfolio turnover rate(e)(f)	23%		27%	71%	42%	42%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28, 2022		Year Ended August 31,
			2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.35		$15.13	$15.30	$14.62	$15.03	$15.56
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.19	0.28	0.36	0.38	0.41
Net realized and unrealized gain (loss) on investment transactions	(0.67)		0.22	(0.15)	0.67	(0.41)	(0.53)
Total from investment operations	(0.60)		0.41	0.13	1.03	(0.03)	(0.12)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.19)	(0.30)	(0.35)	(0.38)	(0.41)
Net asset value, end of period	$14.68		$15.35	$15.13	$15.30	$14.62	$15.03
Total Return(b):	(3.95)%		2.71%	0.86%	7.20%	(0.17)%	(0.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,163		$19,794	$22,918	$22,311	$26,373	$29,522
Average net assets (000)	$19,265		$21,489	$22,458	$24,307	$27,403	$31,063
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.46	%(d)	1.45%	1.59%	1.67%	1.61%	1.59%
Expenses before waivers and/or expense reimbursement	1.48	%(d)	1.47%	1.59%	1.67%	1.61%	1.59%
Net investment income (loss)	0.87	%(d)	1.23%	1.84%	2.44%	2.57%	2.76%
Portfolio turnover rate(e)(f)	23%		27%	71%	42%	42%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund    41

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2022		2021	2020	2019	2018	2017

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.30		$15.08	$15.25	$14.58	$14.98	$15.51
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.35	0.44	0.51	0.52	0.56
Net realized and unrealized gain (loss) on investment transactions	(0.67)		0.22	(0.15)	0.67	(0.39)	(0.54)
Total from investment operations	(0.52)		0.57	0.29	1.18	0.13	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.35)	(0.46)	(0.51)	(0.53)	(0.55)
Net asset value, end of period	$14.63		$15.30	$15.08	$15.25	$14.58	$14.98
Total Return(b):	(3.44)%		3.83%	1.95%	8.25%	0.89%	0.24%

Ratios/Supplemental Data:
Net assets, end of period (000)	$167,864		$167,012	$88,266	$79,953	$61,648	$49,457
Average net assets (000)	$173,896		$126,301	$85,403	$71,675	$56,666	$39,555
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36	%(d)	0.36%	0.51%	0.63%	0.62%	0.59%
Expenses before waivers and/or expense reimbursement	0.43	%(d)	0.44%	0.55%	0.63%	0.62%	0.59%
Net investment income (loss)	1.98	%(d)	2.26%	2.92%	3.45%	3.57%	3.77%
Portfolio turnover rate(e)(f)	23%		27%	71%	42%	42%	33%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,			December 04, 2017(a) through August 31,
	2022		2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.30		$15.08	$15.26	$14.58	$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.35	0.44	0.50	0.39
Net realized and unrealized gain (loss) on investment transactions	(0.67)		0.23	(0.15)	0.69	(0.20)
Total from investment operations	(0.52)		0.58	0.29	1.19	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.36)	(0.47)	(0.51)	(0.43)
Net asset value, end of period	$14.63		$15.30	$15.08	$15.26	$14.58
Total Return(c):	(3.40)%		3.91%	1.94%	8.39%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$219,243		$219,454	$108,015	$46,168	$3,764
Average net assets (000)	$225,644		$160,277	$76,818	$21,413	$908
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.29%	0.42%	0.61%	0.61	%(d)
Expenses before waivers and/or expense reimbursement	0.33	%(d)	0.34%	0.46%	0.65%	3.67	%(d)
Net investment income (loss)	2.05	%(d)	2.32%	2.94%	3.34%	3.66	%(d)
Portfolio turnover rate(e)(f)	23%		27%	71%	42%	42%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund    43

Notes to Financial Statements   (unaudited)

1.	Organization

Prudential National Muni Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation and PGIM National Muni Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

PGIM National Muni Fund    45

Notes to Financial Statements   (unaudited) (continued)

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM National Muni Fund    47

Notes to Financial Statements   (unaudited) (continued)

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.36
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.25%	—%
C	1.00	—
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$115,600
C	—

CDSC by Class	Amount
A	$23,271
C	2,801

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

PGIM National Muni Fund    49

Notes to Financial Statements  (unaudited) (continued)

For the reporting period ended February 28, 2022, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain (Loss)
$28,755,000	$29,950,000	$—

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$257,814,263	$248,907,026

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,010,933,563	$34,124,815	$(14,663,706)	$19,461,109

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2021 of approximately $11,829,000 which can be carried forward for an unlimited period. The Fund utilized approximately $1,700,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2021. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2021 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
B	5,000,000
C	25,000,000
Z	375,000,000
T	75,000,000
R6	370,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	9,450	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	64.4%

PGIM National Muni Fund    51

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2022:
Shares sold	2,354,363	$35,538,679
Shares issued in reinvestment of dividends and distributions	339,438	5,093,321
Shares purchased	(3,839,299)	(57,654,171)
Net increase (decrease) in shares outstanding before conversion	(1,145,498)	(17,022,171)
Shares issued upon conversion from other share class(es)	41,765	625,571
Shares purchased upon conversion into other share class(es)	(204,861)	(3,100,914)
Net increase (decrease) in shares outstanding	(1,308,594)	$(19,497,514)

Year ended August 31, 2021:
Shares sold	7,823,902	$119,179,772
Shares issued in reinvestment of dividends and distributions	773,210	11,768,383
Shares purchased	(4,681,285)	(71,267,068)
Net increase (decrease) in shares outstanding before conversion	3,915,827	59,681,087
Shares issued upon conversion from other share class(es)	262,536	4,025,334
Shares purchased upon conversion into other share class(es)	(379,263)	(5,786,810)
Net increase (decrease) in shares outstanding	3,799,100	$57,919,611

Class C
Six months ended February 28, 2022:
Shares sold	65,621	$995,600
Shares issued in reinvestment of dividends and distributions	5,457	82,028
Shares purchased	(95,649)	(1,439,373)
Net increase (decrease) in shares outstanding before conversion	(24,571)	(361,745)
Shares purchased upon conversion into other share class(es)	(27,479)	(413,915)
Net increase (decrease) in shares outstanding	(52,050)	$(775,660)

Year ended August 31, 2021:
Shares sold	224,152	$3,420,695
Shares issued in reinvestment of dividends and distributions	17,298	263,614
Shares purchased	(183,896)	(2,810,248)
Net increase (decrease) in shares outstanding before conversion	57,554	874,061
Shares purchased upon conversion into other share class(es)	(282,775)	(4,344,551)
Net increase (decrease) in shares outstanding	(225,221)	$(3,470,490)

Share Class	Shares	Amount

Class Z
Six months ended February 28, 2022:
Shares sold	3,434,195	$51,799,210
Shares issued in reinvestment of dividends and distributions	112,376	1,684,310
Shares purchased	(3,128,340)	(46,956,713)
Net increase (decrease) in shares outstanding before conversion	418,231	6,526,807
Shares issued upon conversion from other share class(es)	182,595	2,763,244
Shares purchased upon conversion into other share class(es)	(42,486)	(642,660)
Net increase (decrease) in shares outstanding	558,340	$8,647,391

Year ended August 31, 2021:
Shares sold	6,684,932	$101,930,004
Shares issued in reinvestment of dividends and distributions	184,051	2,801,661
Shares purchased	(1,786,690)	(27,242,801)
Net increase (decrease) in shares outstanding before conversion	5,082,293	77,488,864
Shares issued upon conversion from other share class(es)	326,028	4,971,634
Shares purchased upon conversion into other share class(es)	(346,605)	(5,285,648)
Net increase (decrease) in shares outstanding	5,061,716	$77,174,850

Class R6
Six months ended February 28, 2022:
Shares sold	2,607,802	$39,296,182
Shares issued in reinvestment of dividends and distributions	151,971	2,277,884
Shares purchased	(2,168,228)	(32,458,921)
Net increase (decrease) in shares outstanding before conversion	591,545	9,115,145
Shares issued upon conversion from other share class(es)	52,583	796,674
Shares purchased upon conversion into other share class(es)	(1,852)	(28,000)
Net increase (decrease) in shares outstanding	642,276	$9,883,819

Year ended August 31, 2021:
Shares sold	7,995,255	$121,787,797
Shares issued in reinvestment of dividends and distributions	244,756	3,725,851
Shares purchased	(1,481,838)	(22,543,126)
Net increase (decrease) in shares outstanding before conversion	6,758,173	102,970,522
Shares issued upon conversion from other share class(es)	421,036	6,420,041
Net increase (decrease) in shares outstanding	7,179,209	$109,390,563

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM National Muni Fund    53

Notes to Financial Statements   (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

PGIM National Muni Fund    55

Notes to Financial Statements   (unaudited) (continued)

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBORs”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments

PGIM National Muni Fund    57

Notes to Financial Statements   (unaudited) (continued)

(including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM National Muni Fund    59

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov.Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding 🌑 Kevin J. Bannon 🌑 Scott E. Benjamin 🌑 Linda W. Bynoe 🌑 Barry H. Evans 🌑 Keith F. Hartstein 🌑 Laurie Simon Hodrick 🌑 Stuart S. Parker 🌑 Brian K. Reid 🌑 Grace C. Torres

OFFICERS

Stuart S. Parker, President 🌑 Scott E. Benjamin, Vice President 🌑 Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer 🌑 Claudia DiGiacomo, Chief Legal Officer 🌑 Isabelle Sajous, Chief Compliance Officer 🌑 Jonathan Corbett, Anti-Money Laundering Compliance Officer 🌑 Andrew R. French, Secretary 🌑 Melissa Gonzalez,Assistant Secretary 🌑 Diana N. Huffman, Assistant Secretary 🌑 Kelly A. Coyne, Assistant Secretary 🌑 Patrick E. McGuinness, Assistant Secretary 🌑 Debra Rubano, Assistant Secretary 🌑 Lana Lomuti, Assistant Treasurer 🌑 Russ Shupak, Assistant Treasurer 🌑 Elyse M. McLaughlin, Assistant Treasurer 🌑 Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM National Muni Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.Form N-PORT is filed with the Commission quarterly,and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM NATIONAL MUNI FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRNMX	PNMCX	DNMZX	PNMQX

CUSIP	74441U105	74441U303	74441U402	74441U600

MF104E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 19, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 19, 2022